Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management:
Schedule of exchange rate risk

	December 31,
	2021		2022
Asset	Ps.	124,656	Ps.	372,991
Liability		(7,580)		(5,520)
Net Monetary Assets	Ps.	117,076	Ps.	367,471

Schedule of liquidity position

			Loans and		Loans and
	Cash and		Short - term		Long- term		Total Loans
December 31, 2021	equivalents		Debt		Debt		and Debt
Mexico	Ps.	5,700,314	Ps.	6,964	Ps.	4,623,758	Ps.	4,630,722
Aerostar		2,295,087		353,672		6,598,397		6,952,069
Airplan		774,661		217,508		1,979,248		2,196,756
Total	Ps.	8,770,062	Ps.	578,144	Ps.	13,201,403	Ps.	13,779,547

			Loans and		Loans and
	Cash and		Short - term		Long- term		Total Loans
December 31, 2022	equivalents		Debt		Debt		and Debt
Mexico	Ps.	9,573,039	Ps.	1,486,817	Ps.	2,505,318	Ps.	3,992,135
Aerostar		2,334,403		377,215		9,891,961		10,269,176
Airplan		1,267,549		5,964		937,486		943,450
Total	Ps.	13,174,991	Ps.	1,869,996	Ps.	13,334,765	Ps.	15,204,761

Schedule of liquidity risk

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2021	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	13,660	Ps.	210,812	Ps.	3,945,092	Ps.	2,305,320
Long term debt		114,009		239,663		1,512,848		5,696,815
Suppliers		290,689
Accounts payable and accrued expenses		1,383,249

At December 31, 2022
Bank loans and interest	Ps.	637,733	Ps.	944,235	Ps.	1,354,415	Ps.	1,900,147
Long term debt		158,242		280,166		973,931		3,477,822
Suppliers		307,068
Accounts payable and accrued expenses		1,170,318

Schedule of short term liquidity

	December 31,
	2021		2022

Current assets	Ps.	11,662,100	Ps.	18,080,170
Current liabilities		3,786,398		5,563,973
Short term position (liquidity)	Ps.	7,875,702	Ps.	12,516,197